Cover	Nov. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2024
Entity File Number	001-38417
Entity Registrant Name	BurgerFi International, Inc.
Entity Central Index Key	0001723580
Entity Tax Identification Number	82-2418815
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 E Las Olas Blvd.
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	618-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false